Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income taxes
Schedule of tax benefit/(expense)

	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2013	December 31, 2014
Current tax	(101,975)	(13,462)	(189,622)
Deferred tax	1,350	28,489	116,232
	(100,625)	15,027	(73,390)

Schedule of components of deferred tax assets

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	92	—
Amortization of intangible assets	1,232	1,135
Accrued warranty costs	28,510	49,309
Accrued expenses	23,746	25,438
Net loss carried forward	395,477	229,859
Depreciation of property, plant and equipment	86,997	103,758
Inventory write-down and idle capacity charges	13,322	9,813
Allowance for doubtful accounts	69,199	66,991
Allowance for advance to suppliers	10,397	18,665
Impairment loss on property, plant and equipment	156,483	103,195
Loss for equity investment in a joint venture	4,967	—
Accrued interest	13,209	27,279
Government grant for the acquisition of land use rights and property, plant and equipment	8,379	44,057
Timing difference for revenue recognition of retainage contract	21,726	32,746
Others	4,047	18,704
Deferred tax assets	837,783	730,949
Deferred tax liabilities:
Temporary differences:
Capitalized interest	(31,983)	(35,333)
Deferred tax liabilities	(31,983)	(35,333)
Less: valuation allowance	(683,341)	(456,925)
Deferred tax assets-net	122,459	238,691

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Current	64,409	90,169
Non-Current	90,033	183,855
	154,442	274,024
Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(31,983)	(35,333)
	(31,983)	(35,333)
	122,459	238,691

Schedule of movement of the valuation allowance for deferred tax assets

	As of December 31,	As of December 31,	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the year	202,235	576,541	683,341
Business combination	—	63,873	—
Allowance made during the year	374,306	158,904	40,619
Reversals and utilization	—	(115,977)	(267,035)
Balance at end of the year	576,541	683,341	456,925

Schedule of reconciliation between provision for income tax

	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2013	December 31, 2014
PRC enterprise income tax	(25)%	(25)%	25%
Effect of permanent differences:
Share based compensation and other permanent difference	5.62%	4.03%	4.50%
Effect of tax holiday and tax differential of certain subsidiaries (1)	(2.10)%	8.17%	(8.43)%
Effect of tax rate change (2)	(2.69)%	(0.32)%	24.30%
Additional tax for previously approved tax holiday	5.29%	—%	—%
Withholding tax for dividend distribution	1.35%	—%	—%
Intra-group investment disposal income subject to tax	—	—	12.28%
Valuation allowance	23.97%	9.72%	(43.54)%
	6.44%	(3.40)%	14.11%

(1)

Effect of tax holiday and tax differential of certain subsidiaries increased from 8.17% to 8.43%, mainly due to fair value gain generated in 2014 by JA Cayman related to warrants, which are not subject to tax on income or capital gain.

(2)

Change of tax rate increased from (0.32%) in 2013 to 24.30% in 2014 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2014 for one subsidiary to reflect the decrease of tax rate, which resulted in the reduction of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for this subsidiary have been fully provided for valuation allowance in both 2014 and 2013. The corresponding reversal of valuation allowance has been included in the line of valuation allowance.

Schedule of aggregate amount and per share effect of tax holiday

	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2013	December 31, 2014
The aggregate dollar effect	—	10,540	43,405
Per share effect-basic	—	0.05	0.18
Per share effect-diluted	—	0.05	0.18